Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	We have developed and maintain a cybersecurity risk management program, consisting of cybersecurity policies, procedures, compliance and awareness programs to mitigate risk and to ensure compliance with security, availability and confidentiality trust principles. The cybersecurity process has been integrated into our overall risk management system and process, and is solely internally managed. Management is responsible for identifying risks that threaten achievement of the control activities stated in the management’s description of the services organizations systems. Management has implemented a process for identifying relevant risks that could affect the organization’s ability to provide secure and reliable service to its users. In addition, we maintain cybersecurity insurance. The risk assessment occurs as business needs change, and covers identification of risks that could act against the company’s objectives as well as specific risks related to a compromise to the security of data. See “Item 3.D Risk Factors— Risks Related to Information Technology, Intellectual Property and Data Security and Privacy—If we or our third-party service providers experience a security breach, data loss or other compromise, including if unauthorized parties obtain access to our customers’ data, our reputation may be harmed, demand for our products and services may be reduced, and we may incur significant liabilities.”

The oversight of cybersecurity threats is undertaken by our IT external provider, who holds over 25 years of experience, and is supported by management. Our audit committee is responsible for cybersecurity oversight and monitoring risk. Management informs the audit and remuneration committee of such risk at committee meetings.

As of the date of this report, we are not aware of any material risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	The cybersecurity process has been integrated into our overall risk management system and process, and is solely internally managed. Management is responsible for identifying risks that threaten achievement of the control activities stated in the management’s description of the services organizations systems. Management has implemented a process for identifying relevant risks that could affect the organization’s ability to provide secure and reliable service to its users. In addition, we maintain cybersecurity insurance.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The oversight of cybersecurity threats is undertaken by our IT external provider, who holds over 25 years of experience, and is supported by management. Our audit committee is responsible for cybersecurity oversight and monitoring risk. Management informs the audit and remuneration committee of such risk at committee meetings.